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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06567
Invesco Van Kampen Municipal Opportunity Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309
(Address of principal executive offices)	(Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/12

Item 1. Schedule of Investments.

Invesco Van Kampen Municipal Opportunity Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	VK-CE-MOPP-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—165.99%
Alabama—1.49%
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (a)(b)	5.00%	06/01/39	$1,975	$2,099,109

Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/30	1,500	1,664,985
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	1,600	1,463,472
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	5	—
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	1,825	2,032,941

				7,260,507

Alaska—0.68%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (a)	5.50%	10/01/41	2,895	3,287,041

Arizona—5.11%
Apache (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2012 A, PCR	4.50%	03/01/30	2,700	2,761,074
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB (a)	5.00%	07/01/25	1,575	1,825,472
Series 2008 B, Highway RB (a)	5.00%	07/01/26	2,365	2,737,440
Series 2011 A, Ref. Sub. Highway RB (a)	5.00%	07/01/36	2,400	2,708,856
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	500	526,630
Series 2010, RB	5.13%	05/15/40	1,000	1,052,660
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (b)	5.25%	01/01/32	1,775	1,859,064
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (c)(d)	5.00%	07/01/14	2,050	2,200,757
Maricopa (County of) Stadium District; Series 2002, Ref. RB (INS-AMBAC) (b)	5.38%	06/01/19	1,500	1,477,860
Navajo County Pollution Control Corp.;
Series 2009 C, PCR (c)(d)	5.50%	06/01/14	575	618,884
Series 2009 E, PCR (c)(d)	5.75%	06/01/16	675	766,105
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	595	613,980
Series 2009, Education RB	7.13%	01/01/45	570	590,777
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (e)	6.55%	12/01/37	2,100	2,182,761
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (a)	5.00%	01/01/28	1,930	2,204,176
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	705	718,980

				24,845,476

California—13.79%
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (b)(f)	0.00%	09/01/20	2,630	1,925,554
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (b)	5.25%	09/01/29	2,400	2,405,352
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (a)	5.00%	04/01/39	4,000	4,339,200
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	750	401,993
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB (a)	5.00%	12/01/24	725	860,242
Series 2008 AE, Water System RB (a)	5.00%	12/01/25	900	1,076,391
Series 2008 AE, Water System RB (a)	5.00%	12/01/26	900	1,076,391
Series 2008 AE, Water System RB (a)	5.00%	12/01/27	525	622,902
Series 2008 AE, Water System RB (a)	5.00%	12/01/28	900	1,059,570
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	$1,000	$1,170,300
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB (e)	5.30%	08/01/23	2,900	2,975,458
Series 2008 K, Home Mortgage RB (e)	5.45%	08/01/28	3,400	3,521,040
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (e)	5.00%	07/01/27	2,000	2,142,500
California (State of) Public Works Board (Department of Mental Health — Coalinga State Hospital); Series 2004 A, Lease RB	5.00%	06/01/25	2,000	2,077,480
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,170,200
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	960	1,034,304
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,250	1,493,650
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,343,648
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	1,800	2,189,178
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	3,190	3,606,901
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	1,725	1,858,929
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	1,725	1,938,331
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	410	415,679
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (a)	5.00%	06/01/36	3,800	4,396,942
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (g)	5.50%	03/01/18	115	115,834
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,050	1,157,520
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,100	2,265,564
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (a)	5.00%	08/01/36	5,505	6,232,871
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB (e)	5.00%	05/01/25	710	795,683
Series 2011 F, Ref. Second Series RB (e)	5.00%	05/01/26	1,420	1,580,985
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (a)	5.00%	11/01/36	3,090	3,500,105
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,000	2,248,820

				66,999,517

Colorado—4.41%
Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB	5.00%	03/01/41	3,500	3,941,105
Colorado (State of) Educational & Cultural Facilities Authority (National Jewish Federation Bond Program); Series 2004 A-4, VRD RB (LOC-Bank of America N.A.) (h)(i)	0.24%	02/01/34	3,815	3,815,000
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (a)(b)	5.00%	09/01/36	4,475	4,741,218
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/35	2,790	2,851,296
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	500	484,785
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	375	340,710
Colorado (State of) Housing & Finance Authority; Series 1997 B-2, MFH Mortgage RB (CEP-FHA) (e)	5.80%	10/01/28	230	230,304
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	1,050	1,193,189
Series 2010, Private Activity RB	6.50%	01/15/30	1,300	1,544,751
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	895	898,562
Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	1,416	1,412,035

				21,452,955

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Connecticut—1.24%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(e)	6.60%	07/01/24	$3,800	$3,806,498
Connecticut (State of) Housing Finance Authority; Subseries 2010 D-2, Housing Mortgage Finance Program RB (e)	5.00%	05/15/31	1,505	1,614,609
Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	595	595,661

				6,016,768

District of Columbia—4.70%
District of Columbia (Gonzaga College High School); Series 2002, RB (INS-AGM) (b)	5.25%	07/01/32	2,500	2,526,775
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/34	2,215	2,565,413
Series 2009, Hospital RB	6.50%	10/01/29	700	821,646
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS-AGM) (b)	5.50%	10/01/41	8,000	9,169,600
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/29	700	788,130
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/34	1,425	1,581,707
Metropolitan Washington Airports Authority; Series 2002 A, Airport System RB (d)(e)(j)	5.25%	10/01/12	5,350	5,372,898

				22,826,169

Florida—10.59%
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	1,000	931,430
Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	1,200	1,054,716
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	2,070	2,372,986
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,090	2,391,963
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (b)	5.95%	07/01/20	325	340,620
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/26	2,540	2,897,149
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/27	2,580	2,936,246
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/28	2,805	3,199,860
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/32	2,500	2,841,700
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGC) (a)(b)(e)	5.38%	10/01/33	900	963,126
Series 2008 A, RB (INS-AGC) (a)(b)(e)	5.50%	10/01/38	2,000	2,142,580
Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2007 B, Ref. PCR (c)(d)	5.15%	09/01/13	775	815,819
Miami-Dade (County of) (Miami International Airport);
Series 2002, Aviation RB (INS-AGC) (b)(e)	5.38%	10/01/27	2,100	2,113,398
Series 2002, Aviation RB (INS-AGC) (b)(e)	5.38%	10/01/32	2,500	2,510,150
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	2,000	2,143,340
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	595	693,812
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	495	502,559
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (k)	6.13%	05/01/35	120	—
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	125	102,681
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	280	260,549
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,000	1,034,070
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)(b)	5.50%	10/01/23	2,400	2,932,680
Series 2011, Ref. RB (a)	5.00%	10/01/31	2,340	2,666,290
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(c)(d)	5.35%	05/01/18	2,900	3,281,321
Reunion East Community Development District; Series 2005, Special Assessment RB (k)	5.80%	05/01/36	490	220,696
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (g)	5.75%	10/01/22	750	800,370
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	820	616,640
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (a)	5.00%	08/15/32	$7,510	$8,087,744
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	750	644,572

				51,499,067

Georgia—4.85%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	330	364,178
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	595	656,624
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	190	209,994
Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(b)	5.00%	01/01/33	5,000	5,301,850
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,150	1,379,965
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,250	1,492,612
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,150	1,376,585
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2011 A, PCR (c)(d)	2.50%	03/01/13	1,075	1,089,760
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/42	1,040	1,130,480
Georgia (State of) Municipal Electric Authority; Series 1997 A, Power RB (INS-NATL) (b)	6.50%	01/01/20	7,000	8,313,970
Oconee (County of) Industrial Development Authority (OIIT); Series 2003, RB (d)(j)	5.25%	07/01/13	1,000	1,038,760
Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	1,200	1,226,328

				23,581,106

Hawaii—0.42%
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	1,875	2,028,244

Idaho—0.82%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	750	890,273
Series 2008 A, RB	6.75%	11/01/37	1,000	1,174,320
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	745	746,855
Regents of the University of Idaho; Series 2011, Ref. General RB (c)(d)	5.25%	04/01/21	995	1,162,508

				3,973,956

Illinois—20.50%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,250	1,177,550
Bolingbrook (Village of); Series 1999 B, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(f)	0.00%	01/01/30	1,365	517,826
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	675	712,631
Chicago (City of) (O’Hare International Airport);
Series 2002 A, Ref. Third Lien General Airport RB (INS-NATL) (b)(e)	5.38%	01/01/32	3,150	3,154,284
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/24	10,900	11,985,967
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/25	10,000	11,010,700
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/26	3,855	4,149,561
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	12/01/27	2,600	2,873,806
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/27	4,000	4,421,240
Series 2011 A, Unlimited Tax GO Bonds (a)	5.00%	12/01/41	1,125	1,228,534
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (a)	5.25%	12/01/36	3,480	3,925,092
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Chicago (City of);
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/25	$1,450	$1,637,601
Series 2011, COP	7.13%	05/01/21	220	239,316
Series 2011, COP	7.13%	05/01/21	725	788,655
Series 2011 A, Sales Tax RB (a)	5.25%	01/01/38	1,710	1,933,223
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	2,300	2,538,349
Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB (c)(d)(e)	3.50%	05/01/13	800	820,432
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007 A, Ref. RB	5.75%	05/15/26	2,300	2,422,199
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,100	1,217,557
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (a)	5.38%	08/15/24	2,200	2,561,768
Series 2009 A, RB (a)	5.75%	08/15/30	1,400	1,624,616
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	2,500	2,708,025
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	1,600	1,600,720
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,150	1,321,350
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	1,028,500
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	1,800	2,268,000
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	5,500	5,687,935
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (b)	5.00%	11/15/31	1,570	1,583,486
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	1,350	1,498,608
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS-NATL) (b)	5.25%	06/15/42	6,000	6,078,900
Series 2010 A, RB	5.50%	06/15/50	2,100	2,309,391
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (a)	5.00%	12/15/41	2,250	2,434,185
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	3,025	3,491,153
Regional Transportation Authority; Series 1994 B, RB (INS-AMBAC) (b)	8.00%	06/01/17	5,000	6,186,300
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (e)	7.00%	12/01/42	470	480,702

				99,618,162

Indiana—1.58%
Crown Point (City of) (Wittenberg Village); Series 2009 C-1, TEMPS-80sm Economic Development RB	7.25%	11/15/14	110	110,286
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	2,130	2,403,705
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	1,360	1,590,180
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	1,525	1,687,489
Indiana (State of) Health Facility Financing Authority (Columbus Regional Hospital); Series 1993, Ref. RB (INS-AGM) (b)	7.00%	08/15/15	1,260	1,367,667
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (g)	5.75%	09/01/42	500	505,585

				7,664,912

Iowa—0.39%
Des Moines (City of); Series 2000 A, Public Parking System RB (INS-NATL) (b)	5.75%	06/01/17	1,890	1,897,522

Kansas—0.57%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (a)	5.75%	11/15/38	2,400	2,764,368

Kentucky—2.57%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/28	1,400	1,553,566
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky—(continued)
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	$1,125	$1,300,973
Series 2010 A, Hospital RB	6.50%	03/01/45	1,500	1,743,990
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/24	1,510	1,769,554
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/25	1,710	1,992,714
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	4,000	4,150,920

				12,511,717

Louisiana—1.63%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (k)	5.25%	07/01/17	989	395,719
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,050	1,096,704
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (b)	6.75%	06/01/26	1,900	2,277,397
Rapides (Parish of) Finance Authority (Cleco Power LLC); Series 2007, RB (c)(d)(e)	5.25%	03/01/13	1,850	1,896,305
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (c)(d)	4.00%	06/01/22	1,000	1,025,700
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	1,200	1,251,684

				7,943,509

Maryland—0.76%
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,915	1,985,663
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	940	1,015,068
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	665	705,060

				3,705,791

Massachusetts—3.20%
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	1,650	1,776,456
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/39	282	209,135
Series 2011 A-1, RB	6.25%	11/15/46	337	244,203
Series 2011 A-2, RB	5.50%	11/15/46	33	20,398
Series 2011 B, CAB RB (f)	0.00%	11/15/56	164	845
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/36	4,025	4,456,520
Massachusetts (State of) Development Finance Agency (SEMASS System); Series 2001 A, Resource Recovery RB (INS-NATL) (b)	5.63%	01/01/16	3,000	3,037,380
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	615	535,727
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	750	909,472
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB (a)	5.00%	10/15/35	3,780	4,375,123

				15,565,259

Michigan—0.80%
Detroit (City of); Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS-AGM) (b)	7.00%	07/01/27	2,100	2,564,142
Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB (c)(d)	5.25%	01/15/14	800	856,056
Series 2008 A, RB (c)(d)	5.50%	01/15/15	400	446,268

				3,866,466

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—0.71%
Chaska (City of); Series 2000 A, Electric RB	6.10%	10/01/30	$10	$10,037
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.38%	11/15/23	1,700	2,048,925
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,150	1,372,513

				3,431,475

Mississippi—0.80%
Mississippi Business Finance Corp. (Chevron USA Inc.); Series 2009 F, VRD Gulf Opportunity Zone RB (i)	0.15%	12/01/30	3,900	3,900,000

Missouri—3.17%
Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Facilities RB	5.50%	06/01/22	350	350,452
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/27	700	824,432
Series 2011 A, Ref. RB	5.50%	09/01/28	1,400	1,639,470
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS-75sm Retirement Community RB	7.50%	11/15/16	1,500	1,516,260
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	635	652,494
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2005 A, Senior Living Facilities RB	5.38%	02/01/35	1,375	1,394,305
Series 2010, Senior Living Facilities RB	5.50%	02/01/42	950	993,719
North Kansas City (City of) (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC-Bank of America, N.A.) (h)(i)	0.26%	11/01/33	5,350	5,350,000
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	575	577,191
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	615	636,476
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,450	1,488,236

				15,423,035

Nebraska—0.80%
Omaha (City of) Public Power District; Series 2011 B, RB (a)	5.00%	02/01/36	3,390	3,866,431

Nevada—2.15%
Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS-AMBAC) (b)(e)	5.25%	07/01/34	6,000	6,058,380
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	4,250	4,415,410

				10,473,790

New Hampshire—0.15%
New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS-AMBAC) (b)(e)	6.30%	05/01/22	750	751,988

New Jersey—8.47%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	1,500	1,648,905
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (b)	5.90%	03/15/21	30,000	36,505,200
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (h)(i)	0.17%	01/01/24	3,000	3,000,000

				41,154,105

New Mexico—0.73%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	1,900	2,072,387
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (a)	6.38%	08/01/32	1,250	1,486,225

				3,558,612

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—12.12%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	$1,270	$1,426,794
Series 2009, PILOT RB	6.38%	07/15/43	530	598,593
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010 8, Special Obligation RB	6.00%	12/01/36	1,950	2,192,073
New York & New Jersey (States of) Port Authority; One Hundred Forty-Fourth Series 2006, Consolidated RB (a)	5.00%	10/01/35	15,000	17,002,050
New York (City of) Industrial Development Agency (YMCA of Greater New York); Series 1997, Civic Facility RB	5.80%	08/01/16	795	797,472
New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	6,000	6,858,360
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (a)	5.25%	01/15/39	1,800	2,013,444
New York (City of);
Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	1,200	1,392,948
Subseries 2008 I-1, Unlimited Tax GO Bonds (a)	5.00%	02/01/26	5,500	6,371,970
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (a)	5.00%	03/15/30	2,040	2,386,576
New York (State of) Dormitory Authority (Upstate Community Colleges); Series 2004 B, RB	5.25%	07/01/20	1,500	1,611,720
New York (State of) Dormitory Authority;
Series 1993 A, Second General City University System Consolidated RB	5.75%	07/01/13	1,375	1,410,695
Series 1995 A, City University System Consolidated RB	5.63%	07/01/16	3,100	3,478,107
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/26	1,700	2,016,863
Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/27	1,900	2,244,508
Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/28	1,000	1,181,110
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (a)	5.00%	04/01/29	3,465	4,059,248
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	1,700	1,853,034

				58,895,565

North Carolina—1.82%
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	3,950	4,429,964
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	705	654,494
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB (a)	5.00%	07/01/41	3,320	3,747,251

				8,831,709

North Dakota—0.22%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,084,120

Ohio—7.04%
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	400	405,052
Franklin (County of) (Ohio Health Corp.); Series 2011 A, Hospital Facilities RB (a)	5.00%	11/15/36	1,675	1,818,816
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (a)	5.00%	11/15/41	1,500	1,618,950
Lorain (County of) (Catholic Healthcare Partners);
Series 2002, Hospital Facilities RB (c)(d)	5.38%	10/01/12	500	508,610
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	04/01/24	3,000	3,339,510
Series 2006 A, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	2,750	3,062,675
Series 2006 B, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	2,775	3,090,629
Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/31	1,000	1,189,100
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (a)(b)	5.00%	10/01/41	1,625	1,710,134
Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB	6.00%	11/15/28	1,475	1,567,630
Series 2009 A, RB	6.25%	11/15/39	925	982,877
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2006, Ref. PCR (c)(d)	2.25%	06/03/13	$3,000	$3,024,990
Series 2009 C, Ref. PCR	5.63%	06/01/18	2,600	3,001,986
Ohio (State of) Air Quality Development Authority (Ohio Power Co. Galvin); Series 2010 A, Ref. RB (c)(d)(e)	2.88%	08/01/14	2,000	2,048,380
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	1,480	1,618,572
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (d)(j)	6.75%	01/15/15	1,900	2,030,454
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 2008 D, Residential Mortgage RB (CEP-GNMA) (a)(e)	5.30%	09/01/28	535	570,271
Series 2008 D, Residential Mortgage RB (CEP-GNMA) (a)(e)	5.40%	03/01/33	392	417,570
Series 2008 F, Residential Mortgage RB (CEP-GNMA) (a)	5.50%	09/01/39	1,071	1,115,511
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)(d)	5.88%	06/01/16	950	1,074,726

				34,196,443

Oklahoma—0.36%
McAlester (City of) Public Works Authority; Series 2002, Utility System CAB RB (INS-AGM) (b)(f)	0.00%	02/01/34	3,970	1,732,111

Pennsylvania—3.01%
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	950	1,037,875
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,800	1,915,074
Pennsylvania (State of) Turnpike Commission;
Subseries 2010 B-2, Sub. Conv. CAB RB (f)	0.00%	12/01/28	2,100	2,031,666
Subseries 2010 B-2, Sub. Conv. CAB RB (f)	0.00%	12/01/34	1,300	1,232,777
Susquehanna Area Regional Airport Authority;
Series 2003 A, Airport System RB (INS-AMBAC) (b)(e)	5.38%	01/01/21	3,000	3,010,020
Series 2003 A, Airport System RB (INS-AMBAC) (b)(e)	5.38%	01/01/22	5,415	5,430,324

				14,657,736

Puerto Rico—3.30%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, Sr. Lien RB	5.00%	07/01/33	1,670	1,682,425
Series 2012 A, Sr. Lien RB	5.25%	07/01/42	1,150	1,158,452
Series 2012 A, Sr. Lien RB	6.00%	07/01/47	920	994,014
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, RB	5.25%	07/01/27	2,100	2,255,694
Series 2010 XX, RB	5.25%	07/01/40	1,900	1,954,720
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	1,900	2,035,280
First Subseries 2010 A, RB	5.50%	08/01/42	2,100	2,256,576
First Subseries 2010 C, RB	5.25%	08/01/41	3,500	3,718,085

				16,055,246

South Carolina—5.24%
Charleston Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, Installment Purchase RB (a)	5.25%	12/01/25	2,500	2,787,250
Series 2005, Installment Purchase RB (a)	5.25%	12/01/26	7,500	8,361,750
South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.);
Series 2002 A, IDR (INS-AMBAC) (b)	5.20%	11/01/27	5,000	5,076,450
Series 2002 B, IDR (INS-AMBAC) (b)(e)	5.45%	11/01/32	3,750	3,769,800
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,840	1,943,445
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina—(continued)
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	$517	$392,530
Series 2012, Ref. Sub. CAB RB (f)	0.00%	11/15/47	222	1,081
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (a)	5.00%	01/01/33	2,775	3,131,393

				25,463,699

Tennessee—1.54%
Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	1,750	1,756,510
Elizabethton (City of) Health & Educational Facilities Board; Series 2000 B, Ref. & Improvement First Mortgage Hospital RB (d)(j)	8.00%	07/01/12	2,000	2,070,180
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. First Mortgage Hospital RB (d)(j)	7.50%	07/01/12	1,000	1,034,690
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (a)(b)	5.25%	09/01/27	2,400	2,642,904

				7,504,284

Texas—23.21%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (e)	4.85%	04/01/21	1,450	1,555,212
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/18	1,150	1,343,706
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/19	1,350	1,595,039
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	510	527,830
Dallas-Fort Worth International Airport Facilities Improvement Corp.;
Series 2000 A, Joint RB (INS-NATL) (b)(e)	5.75%	11/01/30	1,470	1,473,014
Series 2001 A, Ref. & Improvement RB (INS-BHAC) (b)(e)	5.50%	11/01/31	2,080	2,082,912
Series 2002 C, Joint Improvement RB (INS-NATL) (b)(e)	5.75%	11/01/18	270	270,986
Series 2002 C, Joint Improvement RB (INS-NATL) (b)(e)	6.00%	11/01/23	505	506,949
Series 2003 A, Joint RB (INS-AGM) (b)(e)	5.50%	11/01/21	8,000	8,419,920
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	08/15/37	4,850	5,231,356
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (a)	5.00%	08/15/32	1,930	2,199,158
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB	7.25%	12/01/35	750	902,340
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	950	1,038,046
Houston (City of);
Series 2002, Sub. Lien Airport System RB (d)(j)	5.50%	07/01/20	2,000	2,008,620
Series 2002 A, Sub. Lien Airport System RB (d)(e)(j)	5.13%	07/01/12	8,635	8,668,158
Series 2002 A, Sub. Lien Airport System RB (INS-AGM) (b)(e)	5.13%	07/01/32	1,365	1,366,365
Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (a)(b)	5.00%	11/15/36	7,825	8,722,528
Series 2011 D, First Lien Combined Utility System RB (a)	5.00%	11/15/33	7,680	8,871,322
Series 2012 A, Ref. Sub. Lien Airport System RB (e)	5.00%	07/01/30	2,000	2,198,540
Series 2012 A, Ref. Sub. Lien Airport System RB (e)	5.00%	07/01/31	5,000	5,461,300
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	02/01/37	3,030	3,208,588
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	1,250	1,365,425
Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	1,500	1,632,765
Matagorda (County of) Navigation District No. 1 (CenterPoint Energy Houston Electric, LLC); Series 2004, Ref. Collateralized RB (c)(d)	5.60%	03/01/14	1,000	1,054,810
North Central Texas Health Facility Development Corp. (Children’s Medical Center of Dallas); Series 2002, Hospital RB (INS-AMBAC) (b)	5.25%	08/15/32	5,900	5,980,535
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	$1,000	$1,123,330
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,195,990
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,000	1,193,790
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	2,650	2,905,592
Series 2008 L-2, Ref. First Tier System RB (c)(d)	6.00%	01/01/13	1,350	1,392,093
Series 2011 A, Special Projects System RB (a)	5.50%	09/01/36	2,670	3,147,663
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	1,026,040
Series 2007, Retirement Facility RB	5.75%	11/15/37	500	507,690
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	4,000	4,080,600
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	400	385,820
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (b)	6.25%	07/01/28	3,000	3,530,430
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (a)	5.00%	04/01/28	5,400	6,386,148
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/29	3,000	3,456,420
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,430	1,679,206
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	540	555,152
Waco Educational Finance Corp. (Baylor University); Series 2012, RB	5.00%	03/01/43	2,250	2,539,530

				112,790,918

Utah—0.67%
Mountain Regional Water Special Service District; Series 2003, Ref. Water RB (d)(j)	5.00%	12/16/13	2,380	2,496,477
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	730	741,009

				3,237,486

Virgin Islands—0.38%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,700	1,840,301

Virginia—0.51%
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (e)	5.50%	01/01/42	1,275	1,340,421
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,045	1,117,157

				2,457,578

Washington—5.38%
Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. Special Obligation RB (INS-NATL) (b)(f)	0.00%	02/01/25	9,850	6,317,002
Energy Northwest (Public Power Supply System Nuclear Project No. 3); Series 1993 C, Ref. RB (INS-NATL) (b)(f)	0.00%	07/01/14	5,125	5,043,051
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,250	1,106,125
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/30	1,900	2,199,193
Spokane (City of) Public Facilities District; Series 2003, Hotel, Motel & Sales Use Tax RB (INS-NATL) (b)	5.25%	09/01/33	3,000	3,071,880
Washington (State of) (SR 520 Corridor Program — Toll Revenue);
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (a)	5.00%	06/01/33	1,450	1,676,635
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (a)	5.00%	06/01/41	585	656,809
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (a)	5.00%	02/01/41	2,130	2,287,024
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington—(continued)
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB	6.25%	11/15/41	$950	$1,222,004
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/37	1,000	1,048,870
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (g)	6.00%	01/01/27	1,440	1,505,765

				26,134,358

West Virginia—1.16%
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.85%	06/01/34	500	512,825
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	855	891,671
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,000	1,036,070
Series 2008, RB	6.25%	10/01/23	1,025	1,061,674
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,000	1,094,310
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	955	1,034,141

				5,630,691

Wisconsin—2.48%
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (j)	5.50%	12/15/20	1,500	1,933,335
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB (e)	5.38%	11/01/21	425	461,376
Series 2007 B, Collateralized Utility RB (e)	5.75%	11/01/37	385	404,492
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (c)(d)	4.75%	08/15/14	1,000	1,064,830
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	1,000	1,047,710
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB	5.00%	08/15/32	1,230	1,338,080
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,270	1,467,117
Wisconsin (State of) Housing & Economic Development Authority;
Series 2008 A, Home Ownership RB (a)(e)	5.30%	09/01/23	2,400	2,602,416
Series 2008 A, Home Ownership RB (a)(e)	5.50%	09/01/28	575	612,220
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	950	1,122,805

				12,054,381

Wyoming—0.47%
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (e)	5.60%	12/01/35	1,000	1,059,820
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,100	1,247,367

				2,307,187

TOTAL INVESTMENTS(l)—165.99% (Cost $742,760,662)				806,741,761

Floating Rate Note Obligations—(29.01)%
Notes with interest rates ranging from 0.15% to 0.35% at 05/31/2012 and contractual maturities of collateral ranging from 09/01/23 to 12/15/41 (See Note 1D) (m)				(140,990,000)

OTHER ASSETS LESS LIABILITIES—1.50%				7,274,598

VARIABLE RATE MUNI TERM PREFERRED SHARES—(38.48)%				(187,000,000)

NET ASSETS—100.00%				$486,026,359

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.
AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
BHAC	—	Berkshire Hathaway Assurance Corp.
CAB	—	Capital Appreciation Bonds
CEP	—	Credit Enhancement Provider
COP	—	Certificates of Participation
CR	—	Custodial Receipts
FHA	—	Federal Housing Administration
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Development Revenue Bonds
INS	—	Insurer
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
NATL	—	National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue Bonds
PILOT	—	Payment-in-Lieu-of-Tax
RB	—	Revenue Bonds
Ref.	—	Refunding
Sec.	—	Secured
SGI	—	Syncora Guarantee, Inc.
Sr.	—	Senior
Sub.	—	Subordinated
TEMPS	—	Tax-Exempt Mandatory Paydown Securities
VRD	—	Variable Rate Demand
Notes to Schedule of Investments:

(a)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Security subject to the alternative minimum tax.

(f)	Zero coupon bond issued at a discount.

(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $2,927,554, which represented less than 1% of the Trust’s Net Assets.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(k)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2012 was $616,416, which represented less than 1% of the Trust’s Net Assets.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	9.4%

Assured Guaranty Municipal Corp.	8.7

Assured Guaranty Corp.	7.9

American Municipal Bond Assurance Corp.	5.6

(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2012. At May 31, 2012, the Trust’s investments with a value of $257,256,438 are held by Dealer Trusts and serve as collateral for the $140,990,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash
Invesco Van Kampen Municipal Opportunity Trust

D.	Floating Rate Note Obligations — (continued)

and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Invesco Van Kampen Municipal Opportunity Trust

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	—	$806,741,761	—	$806,741,761

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2012 was $35,577,247 and $29,974,669, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$66,033,841

Aggregate unrealized (depreciation) of investment securities	(3,238,524)

Net unrealized appreciation of investment securities	$62,795,317

Cost of investments for tax purposes is $743,946,444.
NOTE 4 — Significant Event
The Board of Trustees of the Trust (the “Board”) approved the redomestication of the Invesco Van Kampen Municipal Opportunity Trust (the “Trust”), a Massachusetts business trust, into a Delaware statutory trust pursuant to an Agreement and Plan of Redomestication (the “Redomestication”). The Board also approved an Agreement and Plan of Merger pursuant to which Invesco Municipal Premium Income Trust, Invesco Van Kampen Select Sector Municipal Trust and Invesco Van Kampen Trust for Value Municipals (each a “Target Trust”) would merge with and into the Trust in accordance with the Delaware Statutory Trust Act (the “Merger”). As a result of the merger, all of the assets and liabilities of each Trust will become assets and liabilities of the Trust and each Target Trust’s shareholders will become shareholders of the Trust. The Redomestication and the Merger are subject to shareholder approval.
     In addition, the Board also approved a plan to redeem all of the outstanding auction rate preferred shares at their respective liquidation preferences. These redemptions are anticipated to be funded with proceeds received from the issuance of Variable Rate Muni Term Preferred Shares (“VMTPS”) and Tender Option Bonds (“TOBs”). VMTPS are a variable rate form of preferred stock with a mandatory redemption date. These redemptions and this issuance of VMTPS are targeted to occur in the first half of 2012.
Invesco Van Kampen Municipal Opportunity Trust

Item 2. Controls and Procedures.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Municipal Opportunity Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: July 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: July 30, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: July 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.